UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSRS


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES



Investment Company Act file number 811-9229
                                   811-10171

Name of Fund:  Merrill Lynch Senior Floating Rate Fund II, Inc.
               Master Senior Floating Rate Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Senior Floating Rate Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/04

Date of reporting period: 09/01/03 - 02/29/04

Item 1 - Report to Stockholders



(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Merrill Lynch
Senior Floating
Rate Fund II, Inc.


Semi-Annual Report
February 29, 2004


Merrill Lynch Senior Floating Rate Fund II, Inc. seeks to provide shareholders with as high a level of current income and such preservation of capital as is consistent with investment in senior collateralized corporate loans made by banks and other financial institutions.

This report, including the financial information herein, is transmitted for use to shareholders of Merrill Lynch Senior Floating Rate Fund II, Inc. for their information. It is not a prospectus.
Past performance results shown in this report should not be considered a representation of future performance.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.



Merrill Lynch Senior Floating Rate Fund II, Inc.
Box 9011
Princeton, NJ
08543-9011



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Merrill Lynch Senior Floating Rate Fund II, Inc.


Officers and Directors/Trustees


Terry K. Glenn, President and Director/Trustee
Ronald W. Forbes, Director/Trustee
Cynthia A. Montgomery, Director/Trustee
Kevin A. Ryan, Director/Trustee
Roscoe S. Suddarth, Director/Trustee
Richard R. West, Director/Trustee
Edward D. Zinbarg, Director/Trustee
Kevin J. Booth, Vice President
Joseph P. Matteo, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary


Charles R. Reilly, Director/Trustee of Merrill Lynch Senior Floating Rate Fund II, Inc., has recently retired. The Fund's Board of
Directors/Trustees wishes Mr. Reilly well in his retirement.



Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863



MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004



A Letter From the President


Dear Shareholder

As I write to you at February month-end, fixed income markets in the United States continued to reward those investors willing to accept greater risk. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, provided a return of +10.88% over the past six months and +25.17% for the 12-month period ended February 29, 2004. In other areas of fixed income, investment grade corporate bonds, as measured by the Merrill Lynch Corporate Master Index, returned +6.59% and +8.11% for the six-month and 12-month periods ended February 29, 2004, respectively. Treasury issues, as measured by the Merrill Lynch U.S. Treasuries 1-10 Years Index, returned +3.16% and +2.73% for the six-month and 12-month periods ended February 29, 2004, respectively.

At the same time, equity markets maintained their positive momentum from year-end 2003. For the six-month and 12-month periods ended February 29, 2004, Standard & Poor's (S&P) 500 Index returned +14.59% and +38.52%, respectively. Much of the boost came from improving economic conditions in the United States.

The major signposts as we enter 2004 indicate that we are seeing a shift from economic growth fueled primarily by fiscal and monetary stimulus to a broader-based, self-sustaining economic expansion. Gross domestic product growth, which peaked at an annualized rate of 8.2% in the third quarter of 2003, was 4.1% in the fourth quarter. A similar level of growth is expected in the first quarter of 2004. For its part, the Federal Reserve Board has reiterated its willingness to keep short-term interest rates at current low levels to ensure the economy's strength.

Accompanying the increase in economic activity was an improvement in corporate earnings. By February 10, 2004, 392 of the S&P 500 companies had reported their fourth-quarter 2003 results, and 67.6% of those exceeded expectations. In the meantime, the American consumer, who continued to spend despite the faltering economy, may get further incentive from another round of Federal tax refunds this year.

At Merrill Lynch Investment Managers, we believe the events and efforts of 2003 left us with a much stronger economy and that recent optimism suggests it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the oppurtunities that lie ahead.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director/Trustee



MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004



A Discussion With Your Fund's Portfolio Managers


The Fund participated in an aggressive rally in the leveraged loan market, and ended the period with a total return exceeding that of the benchmark CSFB Leveraged Loan Index.


How did the Fund perform during the six-month period?

For the six-month period ended February 29, 2004, the Common Stock of Merrill Lynch Senior Floating Rate Fund II, Inc. had a net annualized yield of 3.55%, based on a period-end per share net asset value of $9.60 and $.170 per share income dividends. Over the same period, the total investment return on the Fund's Common Stock was +7.04%, based on a change in per share net asset value from $9.13 to $9.60, and assuming reinvestment of $.170 per share ordinary income dividends. These results compare to the +4.68% total return of the Credit Suisse First Boston (CSFB) Leveraged Loan Index for the same period. The increase in the mark-to-market valuation of the portfolio, combined with the current income being distributed, led to a total return that significantly outpaced that of the benchmark CSFB Leveraged Loan Index.


What were the primary market and economic developments that affected the Fund?

In our last report to shareholders, we noted that the leveraged loan market's positive momentum had declined following a monthly return peak of +1.41% in April 2003. That period ended on August 31, 2003 with an August monthly return of +.21%. In this six-month period ended February 29, 2004, market returns rebounded from August's relative low point, though the high April 2003 monthly return was not surpassed.

In the past six months, inflows into the loan market via new collateralized debt obligations, prime funds and hedge funds exceeded the amount of new issues coming to market. This helped to maintain a strong bid on loans in the secondary market as loan managers competed to put their cash to work. In the primary market, pricing was equally competitive with market participants routinely receiving new-issue allocation amounts well below their commitment levels.

Adding to the levels of cash held by loan managers was a steady stream of refinancings. The refinancing activity was initiated by issuers seeking to take advantage of the new lower market spreads, which had steadily dropped throughout the period. According to Standard & Poor's (S&P) Leveraged Commentary and Data, the new-issue spread for BB/BB- institutional loans was 235 basis points (2.35%) in February 2004, compared to 295 basis points in September 2003. For B/B+ loans, the spread was 294 basis points in February 2004 versus 350 basis points in September 2003.

A steady decline in the default rate over the past year also contributed to investor demand for the leveraged loan asset class. For example, the lagging 12-month default rate for the S&P/LSTA Leveraged Loan Index was 1.61% on February 29, 2004 versus 2.91% on September 30, 2003 and 5.01% on February 28, 2003. The floating rate nature of leveraged loans also has been a desired feature among those investors seeking to add an interest-rate-defensive position to their portfolio in anticipation of a Federal Reserve Board move to increase interest rates.


What changes were made to the portfolio during the period?

From a sector perspective, we continued to emphasize those industries with strong asset values and stable cash flow characteristics. Our highest concentration remained in cable--U.S., followed by wireless communications, utilities, chemicals and service. The continued rally in cable television, which bottomed out in 2002, provided a significant amount of the price appreciation performance in this period. In fact, much of the positive impact during the period was still attributable to the sectors that hurt performance in 2002. These included those sectors in which we traditionally have favored and benefited from an overweighting, such as cable television, utilities and wireless communications.



MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004



Our investment hypothesis has been that these are strong cash-flowing industries with significant underlying asset values. We believe their market prices suffered in 2002 either for technical reasons, such as fallout from corporate scandals from isolated pockets of the sector, or from too much total leverage (rather than senior leverage), or from a combination. Our investment thesis followed that as the tide of technical price pressures ebbed, our senior, secured positions in these companies would regain their price footing. The performance of these sectors, in particular, has validated our strategy of weathering the storm and holding our positions.


How would you characterize the portfolio's position at the close of the period?

At period end, Master Senior Floating Rate Trust, of which the Fund invests all of its assets, was comprised of 147 issuers spread among 32 industries. Compared to the CSFB Leveraged Loan Index as of the same date, the Trust was underweight Ba and above issues (40.3% versus 48.9% for the Index), overweight B (38.5% versus 30.3%), overweight Caa or below (8.4% versus 6.3%) and underweight not rated issues (13% versus 14.6%). It should be noted that approximately half of our overweight in Caa or below issues is attributable to positions in the Adelphia Communications family of names. Despite the fact that Adelphia has been in bankruptcy for more than a year, its strong assets and associated cash flow has allowed the company to continue to fully service its bank loan interest obligations and has kept the loans trading like paper of a much higher rating quality. In addition, if we include the Trust's positions in high-quality cash equivalents, the distribution is as follows:
Ba and above, 41.9%; single B, 38.5%; Caa or below, 13.5%; and Not
Rated, 6.1%.

Overall, the Fund took part in an aggressive rally in the leveraged loan market during the six-month period. The rally, however, has led to a refinancing boom that has resulted in lower spreads and more cash being put into the hands of loan managers. Given the prepayable nature of loans, it is unlikely that there will be a significant amount of additional price appreciation based on their current trading levels. This, combined with lower spreads on new-issue loans, will likely lead to a moderation in the monthly total return percentages over the next period. Given this challenging secondary and new-issue market, we remain vigilant in our analysis of the structure and terms of potential leveraged loan investments.


Kevin J. Booth
Vice President and Portfolio Manager


Joseph P. Matteo
Vice President and Portfolio Manager


March 26, 2004



MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004


Statement of Assets and Liabilities                                        Merrill Lynch Senior Floating Rate Fund II, Inc.

As of February 29, 2004
Assets

               Investments in Master Senior Floating Rate Trust, at value
               (identified cost--$186,793,444)                                                              $   186,160,550
               Prepaid registration fees                                                                            103,427
                                                                                                            ---------------
               Total assets                                                                                     186,263,977
                                                                                                            ---------------

Liabilities

               Payables:
                  Dividends to shareholders                                               $       190,486
                  Administrator                                                                    55,340
                  Other affiliates                                                                 26,100           271,926
                                                                                          ---------------
               Accrued expenses                                                                                      76,632
                                                                                                            ---------------
               Total liabilities                                                                                    348,558
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $   185,915,419
                                                                                                            ===============

Net Assets Consist of

               Common Stock, par value $.10 per share; 1,000,000,000 shares authorized                      $     1,936,133
               Paid-in capital in excess of par                                                                 217,945,690
               Undistributed investment income--net                                       $        95,626
               Accumulated realized capital losses on investments allocated from the
               Trust--net                                                                    (33,429,136)
               Unrealized depreciation on investments allocated from the Trust--net             (632,894)
                                                                                          ---------------
               Total accumulated losses--net                                                                   (33,966,404)
                                                                                                            ---------------
               Net Assets--Equivalent to $9.60 per share based on 19,361,332 shares of
               capital stock outstanding                                                                    $   185,915,419
                                                                                                            ===============

See Notes to Financial Statements.


MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004


Statement of Operations                                                    Merrill Lynch Senior Floating Rate Fund II, Inc.

For the Six Months Ended February 29, 2004
Investment Income Allocated from the Trust--Net

               Net investment income allocated from the Trust:
                  Interest (including $117,231 from affiliates)                                             $     4,087,311
                  Facility and other fees                                                                            74,535
                  Expenses                                                                                        (798,850)
                                                                                                            ---------------
               Net investment income allocated from the Trust                                                     3,362,996
                                                                                                            ---------------

Expenses

               Administration fees                                                        $       315,433
               Transfer agent fees                                                                 65,122
               Tender offer fees                                                                   53,820
               Printing and shareholder reports                                                    23,847
               Registration fees                                                                   17,212
                                                                                          ---------------
               Total expenses                                                                                       475,434
                                                                                                            ---------------
               Investment income--net                                                                             2,887,562
                                                                                                            ---------------

Realized & Unrealized Gain (Loss) on Investments Allocated from the Trust--Net

               Realized loss on investments allocated from the Trust--net                                       (5,995,993)
               Change in unrealized depreciation on investments allocated from the
               Trust--net                                                                                        13,753,191
                                                                                                            ---------------
               Total realized and unrealized gain on investments allocated from the
               Trust--net                                                                                         7,757,198
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $    10,644,760
                                                                                                            ===============

See Notes to Financial Statements.


MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004


Statements of Changes in Net Assets                                        Merrill Lynch Senior Floating Rate Fund II, Inc.

                                                                                                For the
                                                                                               Six Months        For the
                                                                                                 Ended          Year Ended
                                                                                              February 29,      August 31,
Increase (Decrease) in Net Assets:                                                                2004             2003
Operations

               Investment income--net                                                     $     2,887,562   $     6,585,830
               Realized loss on investments allocated from the Trust--net                     (5,995,993)       (8,181,285)
               Change in unrealized depreciation on investments allocated from the
               Trust--net                                                                      13,753,191        15,224,278
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                            10,644,760        13,628,823
                                                                                          ---------------   ---------------

Dividends to Shareholders

               Investment income--net                                                         (2,861,365)       (6,636,547)
                                                                                          ---------------   ---------------
               Net decrease in net assets resulting from dividends to shareholders            (2,861,365)       (6,636,547)
                                                                                          ---------------   ---------------

Capital Share Transactions


               Net increase (decrease) in net assets derived from capital share
               transactions                                                                    34,977,193      (45,863,193)
                                                                                          ---------------   ---------------

Net Assets

               Total increase (decrease)in net assets                                          42,760,588      (38,870,917)
               Beginning of period                                                            143,154,831       182,025,748
                                                                                          ---------------   ---------------
               End of period*                                                             $   185,915,419   $   143,154,831
                                                                                          ===============   ===============
                  *Undistributed investment income--net                                   $        95,626   $        69,429
                                                                                          ===============   ===============

See Notes to Financial Statements.


MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004


Financial Highlights                                                       Merrill Lynch Senior Floating Rate Fund II, Inc.

The following per share data and ratios
have been derived from information                     For the Six
provided in the financial statements.                  Months Ended
                                                       February 29,            For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                    2004           2003          2002        2001+++++        2000
Per Share Operating Performance

               Net asset value, beginning of period     $      9.13   $      8.64   $      9.55   $      9.87   $     10.01
                                                        -----------   -----------   -----------   -----------   -----------
               Investment income--net                        .17***           .37           .43           .72           .77
               Realized and unrealized gain (loss)
               on investments and allocated from
               the Trust--net                                   .47           .49         (.91)         (.32)         (.14)
                                                        -----------   -----------   -----------   -----------   -----------
               Total from investment operations                 .64           .86         (.48)           .40           .63
                                                        -----------   -----------   -----------   -----------   -----------
               Less dividends from investment
               income--net                                    (.17)         (.37)         (.43)         (.72)         (.77)
                                                        -----------   -----------   -----------   -----------   -----------
               Net asset value, end of period           $      9.60   $      9.13   $      8.64   $      9.55   $      9.87
                                                        ===========   ===========   ===========   ===========   ===========

Total Investment Return**

               Based on net asset value per share          7.04%+++        10.28%       (5.32%)         4.25%         6.54%
                                                        ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

               Expenses, excluding interest expense++        1.61%*         1.84%         1.78%         1.66%         1.58%
                                                        ===========   ===========   ===========   ===========   ===========
               Expenses++                                    1.61%*         1.84%         1.78%         1.66%         1.68%
                                                        ===========   ===========   ===========   ===========   ===========
               Investment income--net                        3.65%*         4.28%         4.64%         7.45%         7.80%
                                                        ===========   ===========   ===========   ===========   ===========

Supplemental Data

               Net assets, end of period
               (in thousands)                           $   185,915   $   143,155   $   182,026   $   376,240   $   442,008
                                                        ===========   ===========   ===========   ===========   ===========
               Portfolio turnover                        31.37%++++    56.56%++++    36.77%++++   19.53%++++++++     46.95%
                                                        ===========   ===========   ===========   ===========   ===========

*Annualized.

**Total investment returns exclude the early withdrawal charge, if any. The Fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the Fund's shares exists. If applicable, the Fund's Investment Adviser waived a portion of its management fee. Without such waiver, the Fund's returns would have been lower.

***Based on average shares outstanding.

++Includes the Fund's share of the Trust's allocated expenses.

++++Portfolio turnover for the Trust.

+++Aggregate total investment return.

+++++On October 6, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments are made at the Trust level. This structure is sometimes called a "master/feeder" structure.

++++++++Portfolio turnover for the Trust for the period October 6, 2000 (commencement of operations of the Trust) to August 31, 2001.

See Notes to Financial Statements.


MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004



Notes to Financial Statements
Merrill Lynch Senior Floating Rate Fund II, Inc.


1. Significant Accounting Policies:
Merrill Lynch Senior Floating Rate Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a continuously offered, non-diversified, closed-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Senior Floating Rate Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature.

The percentage of the Trust owned by the Fund at February 29, 2004 was 19.2%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..40% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended February 29, 2004, FAM Distributors, Inc. ("FAMD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., earned early withdrawal charges of $288 relating to the tender of the Fund's shares.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.



MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004



Notes to Financial Statements (concluded)
Merrill Lynch Senior Floating Rate Fund II, Inc.


3. Capital Share Transactions:
Transactions in capital shares were as follows:


For the Six Months                                           Dollar
Ended February 29, 2004                   Shares             Amount

Shares sold                            5,210,162     $   49,187,340
Shares issued to shareholders
   in reinvestment of dividends          163,775          1,547,030
                                  --------------     --------------
Total issued                           5,373,937         50,734,370
Shares redeemed                      (1,698,845)       (15,757,177)
                                  --------------     --------------
Net increase                           3,675,092     $   34,977,193
                                  ==============     ==============


For the Year Ended                                           Dollar
August 31, 2003                           Shares             Amount

Shares sold                            1,346,796     $   12,168,206
Shares issued to shareholders
   in reinvestment of dividends          392,566          3,436,770
                                  --------------     --------------
Total issued                           1,739,362         15,604,976
Shares redeemed                      (7,110,311)       (61,468,169)
                                  --------------     --------------
Net decrease                         (5,370,949)     $ (45,863,193)
                                  ==============     ==============


4. Capital Loss Carryforward:
On August 31, 2003, the Fund had a net capital loss carryforward of $21,717,345, of which $5,039 expires in 2007, $58,214 expires in
2008, $3,070,668 expires in 2009, $864,375 expires in 2010 and
$17,719,049 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.



MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004


Schedule of Investments                                                                   Master Senior Floating Rate Trust

                     S&P      Moody's  Face
Industry++           Rating   Rating   Amount     Senior Secured Floating Rate Loan Interests**                     Value
Automotive           BB       Ba2    $ 1,756,522  TRW Automotive Inc., Term B, due 2/28/2011                 $    1,789,300
Equipment--0.6%                                   Tenneco Automotive Inc.:
                     B        B1       2,482,759      Term B, due 12/12/2010                                      2,528,275
                     B        B1       1,117,241      Term B-1, due 12/12/2010                                    1,137,724
                                                                                                             --------------
                                                                                                                  5,455,299

Broadcasting--0.6%   B+       Ba3      3,970,000  Cumulus Media Inc., Term D, due 3/28/2010                       4,029,550
                     BB       Ba2      1,843,600  Sinclair Broadcasting Group Inc., Term B, due 12/31/2009        1,865,329
                                                                                                             --------------
                                                                                                                  5,894,879

Cable--U.S.--22.7%   BB       Ba3      4,645,865  CC VI Operating Company LLC, Term B, due 11/12/2008             4,512,877
                     B        B2      14,602,000  CC VIII Operating Company LLC, Term B, due 2/02/2008           14,401,223
                     NR*      NR*     50,000,000  Century Cable Holdings LLC, Term, due 6/30/2009                47,947,900
                                                  Charter Communications Holdings:
                     NR*      NR*     57,723,030      Term B, due 3/18/2008                                      56,287,977
                     NR*      NR*      5,000,000      Term B, due 9/18/2008                                       4,875,695
                     B-       B2       7,371,212  Charter Communications Operating LLC, Incremental Term,
                                                  due 9/18/2008                                                   7,179,767
                     B        Ba3      9,500,000  Falcon Holdings Group, Term C, due 12/31/2007                   9,254,587
                                                  Frontiervision Operating Partners LP:
                     D        B2       3,582,057      Term A, due 9/30/2005                                       3,562,653
                     D        B2      15,668,000      Term B, due 3/31/2006                                      15,583,126
                     NR*      Caa1     9,975,000  Hilton Head/UCA Inc., Term B, due 3/31/2008                     9,625,875
                                                  Inmarsat Investments Limited:
                     BB-      Ba3      4,625,000      Term B, due 1/23/2017                                       4,646,196
                     BB-      Ba3      4,625,000      Term C, due 1/23/2017                                       4,646,196
                                                  Insight Midwest Holdings, LLC:
                     BB+      Ba3      4,000,000      Incremental Term, due 12/31/2009                            4,032,500
                     BB+      Ba3      5,500,000      Term B, due 12/31/2009                                      5,537,433
                     D        B2      23,500,000  Olympus Cable Holdings LLC, Term B, due 9/30/2010              22,391,105
                     BB       Ba2        700,000  Panamsat Corp., Term, due 12/31/2008                              711,375
                     B-       B3       4,537,831  Pegasus Communications, Term, due 4/30/2005                     4,462,199
                                                                                                             --------------
                                                                                                                219,658,684

Chemicals--6.0%      NR*      NR*      3,654,871  CII Carbon LLC, Term, due 6/25/2008                             3,508,677
                     NR*      NR*      7,182,700  Cedar Chemical Corp., Term B, due 10/31/2003 (d)                  395,049
                     B+       Ba3        695,652  Ethyl Corporation, Term, due 4/30/2009                            701,449
                                                  Huntsman International LLC:
                     B        B1      19,634,958      Term B, due 6/30/2007                                      19,827,224
                     B        B1      19,634,958      Term C, due 6/30/2008                                      19,843,580
                     BB-      B1       1,000,000  KRATON Polymers LLC, Revolving Term, due 12/24/2010             1,017,917
                     BB-      B1       6,200,000  Nalco Company, Term, due 11/04/2010                             6,269,750
                     NR*      NR*      3,000,000  Pinnacle Polymers, Term, due 12/15/2006                         3,006,480
                     BB-      B1       4,000,000  Wellman, Inc., First Lien Term, due 2/04/2009                   3,928,332
                                                                                                             --------------
                                                                                                                 58,498,458

Consumer             BB-      Ba3      5,212,766  Josten's Inc., Term, due 7/29/2010                              5,269,455
Non-Durables--0.5%   NR*      NR*        845,805  Walls Industries, Term A, due 2/28/2006                            30,861
                                                                                                             --------------
                                                                                                                  5,300,316


MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004


Schedule of Investments (continued)                                                       Master Senior Floating Rate Trust

                     S&P      Moody's  Face
Industry++           Rating   Rating   Amount     Senior Secured Floating Rate Loan Interests**                     Value
Diversified          BB-      B1     $ 3,774,074  Dex Media, Inc., Term, due 3/09/2010                       $    3,831,078
Media--2.2%          B        B1       4,967,751  Liberty Group Operating, Term B, due 3/31/2007                  5,011,219
                     BB       Ba3      3,000,000  MediaNews Group, Inc., Term B, due 12/30/2010                   3,037,500
                     BB       Ba3      2,475,216  RH Donnelley, Term B, due 11/15/2009                            2,510,951
                     BB-      Ba2      1,461,290  Regal Cinema, Tranche B, due 6/30/2009                          1,481,535
                     B        Ba2      3,500,000  Six Flags Entertainment Corp., Term B, due 6/30/2009            3,545,938
                     BB+      Ba2      2,000,000  Vivendi, Term B, due 6/30/2008                                  2,015,938
                                                                                                             --------------
                                                                                                                 21,434,159

Energy--2.7%         BB+      Ba2      1,500,000  Citgo Petroleum Corp., Term B, due 2/27/2006                    1,560,000
                     BB+      Ba2      5,000,000  Cogentrix Delaware Holdings, Inc., Term B, due 2/27/2009        5,031,250
                     BB-      Ba3      1,006,451  Dresser, Inc., Term B, due 4/10/2009                            1,017,983
                     NR*      NR*      3,500,000  GulfTerra Energy Partners, L.P., Term, due 12/10/2008           3,530,625
                     B+       B2       2,500,000  Parker Drilling Company, Term, due 10/01/2007                   2,605,450
                     NR*      NR*      5,000,000  Pride International, Inc., Term B, due 1/15/2009                5,062,500
                     BB       Ba3      4,962,500  Tesoro Petroleum Corp., Term, due 4/15/2008                     5,119,647
                     NR*      NR*      2,674,424  WH Energy Services, Term B, due 4/16/2007                       2,701,168
                                                                                                             --------------
                                                                                                                 26,628,623

Food & Drug--0.5%    B+       B1       4,638,419  The Pantry Inc., Term, due 7/31/2006                            4,696,400

Food &               BB       Ba3        885,630  American Seafood, Term B, due 3/31/2009                           889,965
Tobacco--2.0%        BB+      Ba1      4,656,579  Dean Foods Company, Term B, due 7/30/2008                       4,732,248
                     BB-      Ba3      3,478,244  DelMonte, Term B, due 12/20/2010                                3,535,854
                                                  Doane Pet Care Company:
                     B-       B1       1,142,857      Revolving Credit, due 3/31/2005                             1,123,798
                     B-       B1         967,060      Term A, due 3/31/2005                                         969,477
                     B-       B1         698,187      Term B, due 12/31/2005                                        700,950
                     B+       B1       3,486,404  Domino's Pizza, Term, due 6/25/2010                             3,542,186
                     NR*      NR*      4,339,726  Dr. Pepper Bottling, Term B, due 12/19/2010                     4,407,534
                                                                                                             --------------
                                                                                                                 19,902,012

Gaming--2.0%         B+       Ba3      6,378,403  Ameristar Casinos Inc., Term B, due 12/31/2006                  6,417,273
                     B+       B2       5,386,500  Marina District Finance Co., Term B, due 12/13/2007             5,466,624
                     B        B2       3,920,000  Pinnacle Entertainment, Inc., Term, due 12/15/2009              3,952,928
                     B+       B1       2,955,000  Venetian Casino Resort, LLC/Las Vegas Sands, Inc.,
                                                  Term B, due 5/01/2008                                           3,001,787
                                                                                                             --------------
                                                                                                                 18,838,612

Health Care--3.3%    BB       B1       1,418,572  Alaris Medical Systems, Inc., Term, due 6/30/2009               1,435,772
                     BB-      Ba3      1,995,000  Community Health, Term, due 1/06/2011                           2,030,910
                     BB-      Ba3      6,464,983  Davita, Term B, due 3/31/2009                                   6,550,411
                     B+       B1       2,985,000  Kinetic Conc, Term B, due 8/11/2010                             3,029,775
                     BBB      Ba1      4,987,500  MedCo Health, Term B, due 6/30/2010                             5,066,337
                                                  Medical Specialties (d):
                     NR*      NR*     12,845,455      Axel, due 6/30/2004                                         3,211,364
                     NR*      NR*      4,418,182      Term, due 6/30/2001                                         1,104,545
                     B+       B1       4,209,005  MedPointe Inc., Term B, due 9/30/2008                           4,235,311
                     BB-      Ba3      2,500,000  Orthofix International NV, Term B, due 12/15/2008               2,520,312
                     BB+      Ba2      2,481,250  Oxford Health, Term, due 4/30/2009                              2,495,984
                                                                                                             --------------
                                                                                                                 31,680,721

Housing--0.7%        BB-      B1       4,477,500  Amsted Industries Incorporated, Term, due 10/15/2010            4,507,584
                     NR*      NR*      2,765,202  Trussway Industries Inc., Term B, due 12/31/2006                2,046,249
                                                                                                             --------------
                                                                                                                  6,553,833


MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004


Schedule of Investments (continued)                                                       Master Senior Floating Rate Trust

                     S&P      Moody's  Face
Industry++           Rating   Rating   Amount     Senior Secured Floating Rate Loan Interests**                     Value
Information          NR*      Ca     $ 1,507,923  Trend Technologies, Inc., Term, due 2/28/2007 (d)          $            0
Technology--0.0%

Leisure--3.0%                                     Wyndham International, Inc.:
                     NR*      NR*     12,991,174      Increasing Rate Term, due 4/01/2006                        12,680,308
                     NR*      NR*     16,497,466      Term, due 6/30/2006                                        16,266,204
                                                                                                             --------------
                                                                                                                 28,946,512

Manufacturing--1.3%                               ChannelMaster Holdings, Inc. (d):
                     NR*      NR*        128,199      Revolving Credit, due 11/15/2004                               53,202
                     NR*      NR*      3,287,072      Term, due 11/15/2004                                        1,164,037
                     NR*      Ba2      1,700,000  Goodman Manufacturing Company, LP, Term B, due 11/21/2009       1,722,313
                     BB+      Ba2      4,000,000  Roper Industries, Inc., 3.11% due 12/29/2008                    4,052,500
                     BBB-     Ba2      1,856,250  SPX Corporation, Term B, due 9/30/2009                          1,871,042
                     BB-      B1       3,486,457  Trimas Corporation, Term B, due 12/31/2009                      3,510,427
                                                                                                             --------------
                                                                                                                 12,373,521

Metals--Other--2.7%  B+       B1      13,051,250  Mueller Group, Term E, due 5/31/2008                           13,144,031
                     NR*      NR*     31,000,000  Ormet Corporation, Term, due 8/15/2008 (d)                     12,555,000
                                                                                                             --------------
                                                                                                                 25,699,031

Packaging--0.7%      B        B2       3,487,719  Graham Packaging Holdings Co., Term D, due 2/14/2010            3,526,084
                                                  Owens-Illinois Inc.:
                     BB       B1       1,500,000      Term A, due 4/01/2007                                       1,506,719
                     BB       B1       1,500,000      Term B, due 4/01/2008                                       1,512,969
                                                                                                             --------------
                                                                                                                  6,545,772

Paper--1.5%          BB+      Ba3      3,500,000  Georgia-Pacific Corporation, Term, due 11/28/2005               3,507,658
                     B+       B1       3,731,250  Graphic Packaging, Term B, due 8/08/2010                        3,791,107
                                                  Stone Container Corporation:
                     NR*      NR*      6,003,063      Term B, due 6/30/2009                                       6,083,102
                     NR*      NR*      1,017,118      Term C, due 6/30/2009                                       1,026,653
                                                                                                             --------------
                                                                                                                 14,408,520

Retail--0.9%         BB       Ba3      1,004,470  Advance Stores Company, Incorporated, Term E, due
                                                  11/30/2007                                                      1,016,712
                     B        B3       3,500,000  American Reprographics Company, LLC, Term, due 12/18/2009       3,552,500
                     B+       B1       3,800,000  General Nutrition Center, Inc., Term B, due 12/05/2009          3,826,125
                                                                                                             --------------
                                                                                                                  8,395,337

Service--4.5%        B        B1       3,253,886  Alliance Laundry Systems LLC, Term B, due 6/01/2007             3,268,799
                                                  Allied Waste Industries, Inc.:
                     BB       Ba3     10,495,714      Term, due 1/15/2010                                        10,675,013
                     BB       Ba3      3,571,429      Tranche A--Credit Linked Deposit, due 1/1/2010              3,629,782
                     NR*      C        8,122,491  Anthony Crane Rental Holdings LP, Term, due 7/20/2006           5,766,969
                     NR*      NR*      6,000,000  Buhrmann US Inc., Term B-1, due 12/23/2010                      6,087,186
                     BB-      Ba3      3,939,091  Corrections Corp. of America, Term C, due 3/31/2008             3,993,253
                                                  IT Group Inc. (d):
                     D        NR*      9,991,000      Term, due 6/08/2001                                           799,280
                     D        NR*      5,084,407      Term B, due 6/11/2006                                         406,753
                     NR*      Caa1     8,453,718  Prime Succession Inc., Term, due 8/01/2003 (d)                    338,149
                     BB-      Ba3      5,493,931  URS Corporation, Term B, due 7/01/2008                          5,512,819
                                                  United Rentals
                     BB       Ba3      2,444,444      Term, due 2/14/2011                                         2,475,929
                     BB       Ba3        666,667      Term B, due 2/14/2011                                         675,417
                                                                                                             --------------
                                                                                                                 43,629,349


MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004


Schedule of Investments (continued)                                                       Master Senior Floating Rate Trust

                     S&P      Moody's  Face
Industry++           Rating   Rating   Amount     Senior Secured Floating Rate Loan Interests**                     Value
Steel--1.2%          NR*      NR*    $ 9,503,264  Acme Metals Incorporated, Term, due 12/01/2005 (d)         $      451,405
                     BB+      Ba2      2,260,313  International Steel Group, Term A, due 5/07/2007                2,270,202
                                                  Ispat International:
                     B-       Caa1     4,774,024      Term B, due 7/15/2005                                       4,571,128
                     B-       Caa1     4,774,024      Term C, due 7/15/2005                                       4,571,128
                                                                                                             --------------
                                                                                                                 11,863,863

Telecommunications-- NR*      NR*      6,751,147  E. Spire Communication, Term C, due 8/11/2006 (d)                       1
1.6%                                              Intera:
                     NR*      NR*      2,586,301      Term A, due 12/31/2005                                        773,821
                     NR*      NR*        933,400      Term B, due 12/31/2005                                        279,273
                     NR*      NR*      1,803,542      Term C, due 12/31/2005                                        539,620
                                                  Transaction Network Services:
                     BB-      Ba3      2,670,817      Term B, due 4/03/2007                                       2,693,135
                     BB-      Ba3      3,145,309      Term B, due 3/31/2008                                       3,145,309
                     BB-      Ba3      7,944,134  Valor Telecommunications, Term B, due 6/30/2008                 8,003,715
                                                                                                             --------------
                                                                                                                 15,434,874

Transportation       BB+      Ba2      4,264,762  Kansas City Southern Railway Company, Term B, due
Services--1.3%                                    6/12/2008                                                       4,289,130
                     BB+      Ba3      1,940,000  Laidlaw International, Term B, due 6/30/2009                    1,975,566
                     B+       B1       4,150,000  North American Van Lines, Inc., Term, due 10/29/2010            4,187,611
                     BB-      B1       1,980,000  United Components, Inc., Term C, due 6/30/2010                  2,007,225
                                                                                                             --------------
                                                                                                                 12,459,532

Utilities--6.6%      BB       B2       2,000,000  The AES Corporation, Term, due 4/30/2008                        2,025,750
                                                  Aquila Networks Canada Corp.:
                     NR*      NR*      6,500,000      Term, due 7/31/2004                                         6,508,125
                     BB       B3       2,730,159      Term A, due 5/15/2006                                       2,821,163
                     NR*      NR*      2,000,000      Term A, due 7/31/2004                                       2,002,500
                                                  Calpine Corporation:
                     B        B1       6,965,000      Term, due 7/15/2007                                         6,647,222
                     B        B1       4,477,500      Term, due 7/16/2007                                         4,544,663
                                                  Mission Energy Holding Company:
                     CCC      Caa2     8,181,819      Term A, due 7/02/2006                                       7,936,363
                     CCC      Caa2    21,837,662      Term B, due 7/02/2006                                      21,182,533
                     CCC      Caa2     1,480,519      Term B, due 7/02/2007                                       1,436,104
                                                  NRG Energy, Inc.:
                     BB       B1         458,333      Credit Link Deposit, due 6/23/2010                            472,155
                     BB       B1         818,583      Term, due 6/23/2010                                           843,269
                     NR*      NR*      3,214,318  Reliant Resources, Inc., Term, due 3/15/2007                    3,155,390
                     BB+      Ba2      2,388,000  TNP Enterprises, Inc., Term, due 12/31/2006                     2,410,388
                     BB       B1       1,990,000  Williams Production RMT Company, Term, due 5/31/2007            2,007,413
                                                                                                             --------------
                                                                                                                 63,993,038

Wireless             B        B1      12,820,947  American Tower Systems Corp., Term B, due 12/31/2007           12,978,542
Communications--     B-       B2       4,300,000  Centennial, Term A, due 2/09/2011                               4,323,740
8.9%                                              Crown Castle Operating Company:
                     BB       Ba3     15,668,978      Term B, due 3/31/2008                                      15,978,001
                     B-       B1       3,500,000      Term B, due 9/30/2010                                       3,569,027
                     B        B1       4,488,750  Dobson Cellular Systems, Inc., Term, due 3/31/2010              4,532,035
                                                  Nextel Communications, Inc.:
                     BB       Ba2      1,842,105      Term A, due 12/31/2007                                      1,831,552
                     BB-      Ba2     32,000,000      Term E, due 12/15/2010                                     32,326,016
                     CCC+     B2       5,246,154  SBA Senior Finance, Inc., Term B, due 10/31/2008                5,256,114
                     B+       B1       5,657,288  Spectrasite Communications, Inc., Term, due 12/31/2007          5,730,527
                                                                                                             --------------
                                                                                                                 86,525,554

                                                  Total Investments in Senior Secured Floating Rate Loan
                                                  Interests (Cost--$831,614,892)--78.0%                         754,816,899


MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004


Schedule of Investments (continued)                                                       Master Senior Floating Rate Trust

                     S&P      Moody's  Face
Industry++           Rating   Rating   Amount     Corporate Debt                                                    Value
Chemicals--0.2%      NR*      NR*    $ 1,662,678  PCI Chemicals, Canada, 10% due 12/31/2008                  $    1,621,111
                     NR*      NR*        526,515  Pioneer Companies, Inc., 4.663% due 12/31/2006 (a)                513,352
                                                                                                             --------------
                                                                                                                  2,134,463

Telecommunications-- CCC+     B3       9,500,000  Qwest Communications International Inc., 4.63%
1.7%                                              due 2/15/2009 (a)(b)                                            8,977,500
                     B        B1       7,000,000  Time Warner Telecom Holdings, Inc., 5.12% due
                                                  2/15/2011 (a)(b)                                                6,947,500
                                                                                                             --------------
                                                                                                                 15,925,000

                                                  Total Investments in Corporate Debt
                                                  (Cost--$23,727,732)--1.9%                                      18,059,463



                                          Shares
                                            Held  Common Stocks
Chemicals--0.1%                          107,520  Pioneer Companies, Inc.                                           698,880

Metals & Mining--0.0%                     51,714  Acme Package Corp. Senior Holdings                                258,570

Telecommunications--0.0%                     839  Intera (Pacific Coin)                                                   0

                                                  Total Investments in Common Stocks (Cost--$693,424)--0.1%         957,450


                                                  Warrants (c)
Service--0.0%                             11,154  Anthony Crane Rental Holdings LP (Class A)                              0
                                           1,239  Anthony Crane Rental Holdings LP (Class L)                              0
                                                                                                             --------------
                                                                                                                          0

                                                  Total Investments in Warrants (Cost--$0)--0.0%                          0



                                      Beneficial
                                        Interest  Other Interests (e)
                                     $17,263,637  Medical Specialties Acquisition LLC                                   173
                                      17,263,637  Medical Specialties Mezzanine LLC                                     173
                                                                                                             --------------
                                                                                                                        346

                                          14,398  MEDIQ Incorporated (Preferred Stock Escrow due 4/01/2004)               0
                                          14,398  MEDIQ Incorporated (Preferred Stock Escrow due 2/01/2006)               0
                                                                                                             --------------
                                                                                                                          0

                                                  Total Investments in Other Interests (Cost--$0)--0.0%                 346


MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004


Schedule of Investments (concluded)                                                       Master Senior Floating Rate Trust

                                      Beneficial
                                        Interest  Short-Term Securities                                             Value
                                    $189,349,206  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                  Series I***                                                $  189,349,206

                                                  Total Investments in Short-Term Securities
                                                  (Cost--$189,349,206)--19.6%                                   189,349,206

                     Total Investments (Cost--$1,045,385,254)--99.6%                                            963,183,364
                     Other Assets Less Liabilities--0.4%                                                          4,102,244
                                                                                                             --------------
                     Net Assets--100.0%                                                                      $  967,285,608
                                                                                                             ==============

(a)Floating rate note.

(b)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c)Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d)Non-income producing security.

(e)Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

*Not Rated.

**Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
Offered Rate), (ii) the prime rate offered by one or more major
United States banks or (iii) the certificate of deposit rate.

***Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                           Net          Interest
Affiliate                                Activity        Income

Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                 $116,874,886     $669,008


++For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


See Notes to Financial Statements.


MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004


Statement of Assets and Liabilities                                                       Master Senior Floating Rate Trust

As of February 29, 2004
Assets

               Investments, at value (identified cost--$1,045,385,254)                                      $   963,183,364
               Cash                                                                                                 333,875
               Receivables:
                  Interest (including $3,323 from affiliates)                             $     4,014,552
                  Securities sold                                                               2,932,078
                  Contributions                                                                 2,484,553
                  Commitment fees                                                                  18,724         9,449,907
                                                                                          ---------------
               Prepaid expenses and other assets                                                                     12,589
                                                                                                            ---------------
               Total assets                                                                                     972,979,735
                                                                                                            ---------------

Liabilities

               Payables:
                  Securities purchased                                                          5,025,000
                  Investment adviser                                                              625,137
                  Other affiliates                                                                  9,990         5,660,127
                                                                                          ---------------
               Accrued expenses and other liabilities                                                                34,000
                                                                                                            ---------------
               Total liabilities                                                                                  5,694,127
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $   967,285,608
                                                                                                            ===============

Net Assets Consist of

               Investors' capital                                                                           $ 1,049,487,498
               Unrealized depreciation on investments--net                                                     (82,201,890)
                                                                                                            ---------------
               Net Assets                                                                                   $   967,285,608
                                                                                                            ===============

See Notes to Financial Statements.


MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004


Statement of Operations                                                                   Master Senior Floating Rate Trust

For the Six Months Ended February 29, 2004
Investment Income

               Interest (including $669,008 from affiliates)                                                $    24,168,062
               Facility and other fees                                                                              436,715
                                                                                                            ---------------
               Total income                                                                                      24,604,777
                                                                                                            ---------------

Expenses

               Investment advisory fees                                                   $     4,423,680
               Accounting services                                                                149,980
               Professional fees                                                                   65,804
               Custodian fees                                                                      29,282
               Trustees' fees and expenses                                                         23,250
               Pricing fees                                                                         6,156
               Printing and shareholder reports                                                     2,451
               Other                                                                               10,406
                                                                                          ---------------
               Total expenses                                                                                     4,711,009
                                                                                                            ---------------
               Investment income--net                                                                            19,893,768
                                                                                                            ---------------

Realized & Unrealized Gain (Loss) on Investments--Net

               Realized loss on investments--net                                                               (34,074,589)
               Change in unrealized depreciation on investments--net                                             81,238,729
                                                                                                            ---------------
               Total realized and unrealized gain on investments--net                                            47,164,140
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $    67,057,908
                                                                                                            ===============

See Notes to Financial Statements.


MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004


Statements of Changes in Net Assets                                                       Master Senior Floating Rate Trust

                                                                                           For the Six           For the
                                                                                           Months Ended         Year Ended
                                                                                           February 29,         August 31,
Increase (Decrease) in Net Assets:                                                             2004                2003
Operations

               Investment income--net                                                     $    19,893,768   $    29,350,086
               Realized loss on investments--net                                             (34,074,589)      (14,781,467)
               Change in unrealized depreciation on investments--net                           81,238,729        67,910,155
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                            67,057,908        82,478,774
                                                                                          ---------------   ---------------

Capital Transactions

               Proceeds from contributions                                                     75,077,463        19,158,032
               Fair value of net assets contributions                                                  --       841,562,097
               Fair value of withdrawals                                                    (117,727,593)     (182,526,372)
                                                                                          ---------------   ---------------
               Net increase (decrease) in net assets derived from capital transactions       (42,650,130)       678,193,757
                                                                                          ---------------   ---------------

Net Assets

               Total increase in net assets                                                    24,407,778       760,672,531
               Beginning of period                                                            942,877,830       182,205,299
                                                                                          ---------------   ---------------
               End of period                                                              $   967,285,608   $   942,877,830
                                                                                          ===============   ===============

See Notes to Financial Statements.


MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004


Financial Highlights                                                                      Master Senior Floating Rate Trust

                                                                                                             For the Period
                                                                        For the Six                            October 6,
                                                                        Months Ended    For the Year Ended     2000++ to
The following ratios have been derived from                             February 29,        August 31,         August 31,
information provided in the financial statements.                           2004         2003          2002       2001
Total Investment Return**

               Total investment return                                      7.58%+++       11.07%      (4.66%)           --
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, excluding interest expense                           1.01%*        1.04%        1.09%       1.06%*
                                                                          ==========   ==========   ==========   ==========
               Expenses                                                       1.01%*        1.05%        1.12%       1.06%*
                                                                          ==========   ==========   ==========   ==========
               Investment income--net                                         4.26%*        4.80%        5.31%       7.92%*
                                                                          ==========   ==========   ==========   ==========

Leverage

               Amount of borrowings outstanding, end of period
               (in thousands)                                                     --           --   $   13,000           --
                                                                          ==========   ==========   ==========   ==========
               Average amount of borrowings outstanding during the
               period (in thousands)                                              --   $    3,187   $    3,959           --
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)                   $  967,286   $  942,878   $  182,205   $  376,931
                                                                          ==========   ==========   ==========   ==========
               Portfolio turnover                                             31.37%       56.56%       36.77%       19.53%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment return is required to be disclosed for fiscal years beginning after December 15, 2000.

++Commencement of operations.

+++Aggregate total investment return.

See Notes to Financial Statements.


MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004



Notes to Financial Statements
Master Senior Floating Rate Trust


1. Significant Accounting Policies:
Master Senior Floating Rate Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Loan participation interests--The Trust primarily invests in senior secured floating rate loan interests ("Loan Interests") with collateral having a market value, at the time of acquisition by the Trust, which Trust management believes equals or exceeds the principal amount of the Corporate Loan. The Trust may invest up to 20% of its total assets in loans made on an unsecured basis. Because agents, banks and intermediate participants from whom the Trust purchases the loan interest are primarily financial institutions, the Trust's investment in Corporate Loans at February 29, 2004 could be considered to be concentrated in the industry group consisting of financial institutions.

(b) Valuation of investments--Loan Interests are valued in accordance with guidelines established by the Board of Trustees. Loan Interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Loan Interests for which no reliable price quotes are available, such Loan Interests will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations. If the pricing service does not provide a value for the loan interests, the Investment Adviser will value the Loan Interests at fair value, which is intended to approximate market value.

Securities that are held by the Trust that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions in securities traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions in securities traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When the Trust writes an option, the amount of the premium received is recorded on the books of the Trust as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based on the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by the Trust are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price.
The value of swaps, including interest rate swaps, caps and floors, will be determined by obtaining dealer quotations. Other investments, including futures contracts and related options, are stated at market value. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Repurchase agreements will be valued at cost plus accrued interest. The Trust employs certain pricing services to provide securities prices for the Trust. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Trustees.



MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004



Notes to Financial Statements (continued)
Master Senior Floating Rate Trust


Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Trust are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees.

(c) Derivative financial instruments--The Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Swaps--The Trust may enter into swap agreements, which are over-the-counter contracts in which the Trust and counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

(d) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Trust amortizes all premiums and discounts on debt securities.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of .95% of the average daily value of the Trust's net assets.

For the six months ended February 29, 2004, the Trust reimbursed FAM $10,360 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2004 were $253,221,131 and $386,247,234, respectively.



MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004



Notes to Financial Statements (concluded)
Master Senior Floating Rate Trust


Net realized losses for the six months ended February 29, 2004 and net unrealized losses as of February 29, 2004 were as follows:


                                 Realized         Unrealized
                                   Losses             Losses

Loan interests            $  (34,074,589)    $  (81,560,572)
Unfunded loan interests                --          (641,318)
                          ---------------    ---------------
Total                     $  (34,074,589)    $  (82,201,890)
                          ===============    ===============


As of February 29, 2004, net unrealized depreciation for Federal income tax purposes aggregated $82,298,953, of which $10,741,698 related to appreciated securities and $93,040,651 related to depreciated securities. At February 29, 2004, the aggregate cost of investments for Federal income tax purposes was $1,045,482,317.


4. Unfunded Corporate Loans:
As of February 29, 2004, the Fund had unfunded loan commitments of approximately $10,124,000, which would be extended at the option of the borrower, pursuant to the following loan agreement:


                                                    Unfunded
                                                  Commitment
Borrower                                      (in thousands)

ChannelMaster Holdings, Inc.                      $  483,000
Doane Pet Care Company                            $3,143,000
Parker Drilling Company                           $2,500,000
Pinnacle Entertainment, Inc.                      $1,040,000
SBA Senior Finance, Inc.                          $  954,000
United Rentals, Inc.                              $  889,000
Walls Industries                                  $1,115,000


5. Short-Term Borrowings:
The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund investors, withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of ..09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended February 29, 2004.



MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004



Portfolio Information
Master Senior Floating Rate Trust


As of February 29, 2004


                                        Percent of
Ten Largest Holdings                   Total Assets

Charter Communications Holdings*            6.3%
Century Cable Holdings LLC                  4.9
Huntsman International LLC*                 4.1
Nextel Communications, Inc.*                3.5
Mission Energy Holding Company*             3.1
Wyndham International, Inc.*                3.0
Olympus Cable Holdings LLC                  2.3
Crown Castle Operating Company*             2.0
Frontiervision Operating Partners LP*       2.0
CC VIII Operating Company LLC*              1.5

*Includes combined holdings and/or affiliates, where applicable.



                                        Percent of
Five Largest Industries++              Total Assets

Cable--U.S.                                22.6%
Wireless Communications                     8.9
Utilities                                   6.6
Chemicals                                   6.3
Service                                     4.5

++For Trust compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.



                                        Percent of
Quality Ratings by                      Long-Term
S&P/Moody's                            Investments

BBB/Baa                                     2.6%
BB/Ba                                      37.5
B/B                                        38.5
CCC/Caa                                     7.5
CC/Ca and Lower                             0.9
NR (Not Rated)                             13.0




MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC., FEBRUARY 29, 2004



Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Senior Floating Rate Fund II, Inc.


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Merrill Lynch Senior Floating Rate Fund II, Inc.


Date: April 16, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Senior Floating Rate Fund II, Inc.


Date: April 16, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Senior Floating Rate Fund II, Inc.


Date: April 16, 2004